Biological assets (Tables)	12 Months Ended
Jun. 30, 2020
Biological Assets [Abstract]
Schedule of changes biological assets

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Dairy cattle	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 2	Level 1
Balance as of June 30, 2018	131	587	1,003	2,164	-	124	33	4,042

Non-current (Production)	-	-	-	1,944	-	35	33	2,012
Current (Consumable)	131	587	1,003	220	-	89	-	2,030
Balance as of June 30, 2018	131	587	1,003	2,164	-	124	33	4,042

Purchases	-	-	-	134	-	336	-	470
Changes by transformation	(131)	131	-	-	-	-	-	-
Initial recognition and changes in the fair value of biological assets (i)	-	1,635	552	(10)	-	111	-	2,288
Decrease due to harvest	-	(7,338)	(2,435)	-	-	-	-	(9,773)
Sales	-	-	-	(707)	-	(3)	-	(710)
Consumptions	-	-	-	(6)	-	(384)	(4)	(394)
Costs for the year	140	6,743	2,002	832	-	18	5	9,740
Foreign exchange gain / (loss)	-	3	(29)	(37)	-	-	-	(63)
Balance as of June 30, 2019	140	1,761	1,093	2,370	-	202	34	5,600

Non-current (Production)	-	-	-	1,744	-	27	34	1,805
Current (Consumable)	140	1,761	1,093	626	-	175	-	3,795
Balance as of June 30, 2019	140	1,761	1,093	2,370	-	202	34	5,600

Transfers	(145)	145	-	-	-	-	-	-
Purchases	-	-	-	176	-	110	-	286
Initial recognition and changes in the fair value of biological assets (i)	-	1,312	1,243	182	-	77	-	2,814
Decrease due to harvest	-	(9,520)	(3,448)	-	-	-	-	(12,968)
Sales	-	-	-	(1,608)	-	(1)	-	(1,609)
Consumptions	-	-	-	(4)	-	(359)	(7)	(370)
Costs for the period year	439	7,544	2,369	1,074	-	-	5	11,431
Incorporation by business combination	-	62	-	-	-	-	-	62
Foreign exchange gain / (loss)	(191)	(233)	(229)	(61)	-	-	-	(714)
Balance as of June 30, 2020	243	1,071	1,028	2,129	-	29	32	4,532

Non-current (Production)	-	-	-	1,700	-	27	32	1,759
Current (Consumable)	243	1,071	1,028	429	-	2	-	2,773
Balance as of June 30, 2020	243	1,071	1,028	2,129	-	29	32	4,532

(i)	Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to Ps. 259 and Ps. 101 for the fiscal years ended June 30, 2020 and 2019, respectively. For the fiscal years ended June 30, 2020 and 2019, amounts of Ps. 271 and Ps. (93), was attributable to price changes, and amounts of Ps. (12) and Ps. 194, was attributable to physical changes generated by production result, respectively.

Schedule of presents main parameters

				Sensitivity (i)
				06.30.20		06.30.19
Description	Valuation technique	Parameters	Range fiscal year 2018	Increase	Decrease	Increase	Decrease
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices	Argentina
			Yields: 0.61 - 11.05 tn./ha.	86	(86)	177	(177)
			Future of sale prices: 9,283 - 19,964 $/tn	123	(123)	239	(239)
			Operating cost: 2,126 - 20,781 $/ha	(51)	51	(99)	99
			Bolivia:
			Yields: 5.00 tn./ha.	-	-	9	(9)
			Future of sale prices: 160 US$/tn.	-	-	19	(19)
			Operating cost: 56 US$./ha.	-	-	(10)	10
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
			Yields: 84.40 tn/ha	142	(142)	176	(176)
			Future of sale prices: 94.04 Rs./tn.	207	-207	256	(256)
			Operating cost: 60.16 Rs./tn.	(160)	160	(199)	199
			Bolivia:
			Yields: 65 - 104 tn./ha.	13	(13)	-	-
			Future of sale prices: 22.56 US$/tn	27	(27)	(3)	3
			Operating cost: 445 - 461 US$/ha.	(15)	15	3	(3)

(i)	Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.